Subsequent Events	9 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	21. SUBSEQUENT EVENTS On July 20, 2026, the Company fully repaid the remaining RCF utilization of €80.0 million. As a result, €210.0 million of the RCF is currently available.